Investments - Maturities of borrowings (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Long-term Debt, Fiscal Year Maturity [Abstract]
2024	¥ 53,395	¥ 100,415
2025	86,603	86,603
2026	94,587	94,587
2027	594,627	594,627
2028	94,664	94,664
2029 and thereafter	180,321	180,321
Total	¥ 1,104,197	¥ 1,151,217